Voya Natural Resources Equity Income Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2021 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.5%
		Canada: 22.8%
7,072		Agnico-Eagle Mines Ltd.	$ 507,416	0.7
29,233		Alamos Gold, Inc.	266,897	0.4
55,044		B2Gold Corp.	280,724	0.4
75,304		Barrick Gold Corp.	1,813,320	2.4
10,763		Cameco Corp.	214,937	0.3
53,160		Canadian Natural Resources Ltd.	1,840,399	2.4
42,696		Cenovus Energy, Inc.	347,119	0.5
82,962		Enbridge, Inc.	3,192,378	4.2
9,842		Franco-Nevada Corp.	1,472,462	1.9
50,455		Kinross Gold Corp.	408,686	0.5
6,105		Kirkland Lake Gold Ltd.	264,530	0.3
18,986	(1)	Novagold Resources, Inc.	194,796	0.3
7,125		PAN American Silver Corp.	239,685	0.3
25,964		Pembina Pipeline Corp.	839,156	1.1
74,687		Suncor Energy, Inc.	1,725,270	2.3
36,937		TC Energy Corp.	1,886,003	2.5
16,025		Teck Cominco Ltd. - Class B	395,978	0.5
22,764		Wheaton Precious Metals Corp.	1,093,127	1.4
64,095		Yamana Gold, Inc.	335,858	0.4
			17,318,741	22.8

		United Kingdom: 0.8%
38,641		Amcor PLC	455,964	0.6
22,440	(1)	TechnipFMC PLC	192,759	0.2
			648,723	0.8

		United States: 75.9%
5,410	(1)	Alcoa Corp.	214,615	0.3
21,250		Antero Midstream Corp.	204,000	0.3
22,093		APA Corp.	459,534	0.6
1,589		Aptargroup, Inc.	234,076	0.3
5,288		Avery Dennison Corp.	1,166,163	1.5
36,144		Baker Hughes Co.	881,914	1.2
10,166		Ball Corp.	835,239	1.1
10,109	(1)	Berry Global Group, Inc.	689,535	0.9
9,137		Cabot Oil & Gas Corp.	149,847	0.2
8,122	(1)	ChampionX Corp.	215,233	0.3
6,787	(1)	Cheniere Energy, Inc.	576,216	0.8
66,644		Chevron Corp.	6,916,981	9.1
7,558		Cimarex Energy Co.	512,054	0.7
5,300		Compass Minerals International, Inc.	370,470	0.5
55,109		ConocoPhillips	3,071,776	4.0
9,130		Crown Holdings, Inc.	942,581	1.2
33,199		Devon Energy Corp.	881,765	1.2
9,442		Diamondback Energy, Inc.	756,021	1.0
1,732		Eagle Materials, Inc.	254,188	0.3
27,181		EOG Resources, Inc.	2,183,721	2.9
10,638	(1)	EQT Corp.	222,121	0.3
32,061		Equitrans Midstream Corp.	264,183	0.3
114,556		Exxon Mobil Corp.	6,686,634	8.8
62,305		Freeport-McMoRan, Inc.	2,661,670	3.5
42,752		Halliburton Co.	959,782	1.3
30,572		Hecla Mining Co.	275,148	0.4
7,621		Hess Corp.	638,792	0.8
19,914		International Paper Co.	1,256,573	1.6
93,006		Kinder Morgan, Inc.	1,705,730	2.2
7,327		Louisiana-Pacific Corp.	492,448	0.6
41,264		Marathon Oil Corp.	499,707	0.7
29,372		Marathon Petroleum Corp.	1,815,190	2.4
1,647		Martin Marietta Materials, Inc.	598,932	0.8
33,563		Newmont Corp.	2,466,209	3.2
18,965	(1)	NOV, Inc.	305,716	0.4
32,300		Occidental Petroleum Corp.	838,508	1.1
13,804		Oneok, Inc.	728,023	1.0
7,352		Ovintiv, Inc.	195,784	0.3
5,454		Packaging Corp. of America	810,737	1.1
19,857		Phillips 66	1,672,357	2.2
10,496		Pioneer Natural Resources Co.	1,597,386	2.1
5,138		Royal Gold, Inc.	635,930	0.8
54,074		Schlumberger NV	1,694,138	2.2
13,591		Sealed Air Corp.	772,784	1.0
10,387	(1)	Summit Materials, Inc.	361,675	0.5
15,630		Targa Resources Corp.	607,382	0.8
20,019		Valero Energy Corp.	1,609,528	2.1
6,582		Vulcan Materials Co.	1,206,612	1.6
10,456		WestRock Co.	609,794	0.8
65,708		Williams Cos., Inc.	1,730,749	2.3
6,722		World Fuel Services Corp.	206,567	0.3
			57,642,718	75.9

	Total Common Stock
	(Cost $85,370,755)		75,610,182	99.5

SHORT-TERM INVESTMENTS: 0.4%
	Mutual Funds: 0.4%
320,000	(2) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030%
	(Cost $320,000)	320,000	0.4

	Total Short-Term Investments
	(Cost $320,000)	320,000	0.4

	Total Investments in Securities (Cost $85,690,755)	$ 75,930,182	99.9
	Assets in Excess of Other Liabilities	47,585	0.1
	Net Assets	$ 75,977,767	100.0

(1)    Non-income producing security.

(2)    Rate shown is the 7-day yield as of May 31, 2021.

Voya Natural Resources Equity Income Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2021 (Unaudited)(Continued)

Industry Diversification	Percentage of Net Assets
Integrated Oil & Gas	21.8%
Oil & Gas Exploration & Production	15.3
Oil & Gas Storage & Transportation	10.3
Gold	7.5%
Oil & Gas Refining & Marketing	6.7
Oil & Gas Equipment & Services	5.6
Mining	5.2
Paper Packaging	5.0
Diversified Metals & Mining	4.5
Pipelines	4.2
Metal & Glass Containers	3.2
Construction Materials	2.7
Materials	1.9
Oil & Gas	1.9
Utilities	1.0
Packaging&Containers	0.9
Energy	0.6
Building Materials	0.5
Silver	0.4
Aluminum	0.3
Short-Term Investments	0.4
Assets in Excess of Other Liabilities	0.1
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of May 31, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2021
Asset Table
Investments, at fair value
Common Stock*	$75,610,182	$–	$–	$75,610,182
Short-Term Investments	320,000	–	–	320,000
Total Investments, at fair value	$75,930,182	$–	$–	$75,930,182
Liabilities Table
Other Financial Instruments+
Written Options	$–	$(115,892)	$–	$(115,892)
Total Liabilities	$–	$(115,892)	$–	$(115,892)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At May 31, 2021, the following OTC written equity options were outstanding for Voya Natural Resources Equity Income Fund:

Description	Counterparty	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Premiums Received	Fair Value
Energy Select Sector SPDR® Fund	UBS AG	Call	06/04/21	USD	54.700	464,292	USD	24,240,686	$556,501	$(30,203)
Materials Select Sector SPDR® Fund	UBS AG	Call	06/04/21	USD	88.330	85,450	USD	7,456,367	47,356	(36,714)
VanEck Vectors Gold Miners ETF	UBS AG	Call	06/04/21	USD	40.080	142,529	USD	5,618,493	81,769	(48,975)
									$685,626	$(115,892)

Voya Natural Resources Equity Income Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2021 (Unaudited)(Continued)

Currency Abbreviations

USD                          -      United States Dollar

At May 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $84,999,898.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$ 10,357,494
Gross Unrealized Depreciation	(19,542,274)
Net Unrealized Depreciation	$ (9,184,780)